Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes ETF Trust
Entity Central Index Key	0001849998
Document Period End Date	Aug. 31, 2024
C000251148 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large CapCore ETF
Class Name	Federated Hermes MDT Large CapCore ETF
Trading Symbol	FLCC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Large Cap Core ETF (the “Fund”) for the period of July 31, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the period?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes MDT Large Cap Core ETF	$3*	0.29%
*	Based on operations for the period from July 31, 2024 to August 31, 2024. Expenses for the full year would be higher.

Expenses Paid, Amount	$ 3	[1]
Expense Ratio, Percent	0.29%
Net Assets	$ 2,773,026
Holdings Count | Holding	122
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$2,773,026
Number of Investments	122
Portfolio Turnover Rate	2%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000251149 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Growth ETF
Class Name	Federated Hermes MDT Large Cap Growth ETF
Trading Symbol	FLCG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth ETF (the “Fund”) for the period of July 31, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the period?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes MDT Large Cap Growth ETF	$4*	0.39%
*	Based on operations for the period from July 31, 2024 to August 31, 2024. Expenses for the full year would be higher.

Expenses Paid, Amount	$ 4	[2]
Expense Ratio, Percent	0.39%
Net Assets	$ 2,730,960
Holdings Count | Holding	91
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$2,730,960
Number of Investments	91
Portfolio Turnover Rate	10%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000251150 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Value ETF
Class Name	Federated Hermes MDT Large Cap Value ETF
Trading Symbol	FLCV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Large Cap Value ETF (the “Fund”) for the period of July 31, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the period?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes MDT Large Cap Value ETF	$3*	0.32%
*	Based on operations for the period from July 31, 2024 to August 31, 2024. Expenses for the full year would be higher.

Expenses Paid, Amount	$ 3	[3]
Expense Ratio, Percent	0.32%
Net Assets	$ 3,186,018
Holdings Count | Holding	99
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$3,186,018
Number of Investments	99
Portfolio Turnover Rate	2%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000251151 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Core ETF
Class Name	Federated Hermes MDT Small Cap Core ETF
Trading Symbol	FSCC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core ETF (the “Fund”) for the period of July 31, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the period?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes MDT Small Cap Core ETF	$3*	0.36%
*	Based on operations for the period from July 31, 2024 to August 31, 2024. Expenses for the full year would be higher.

Expenses Paid, Amount	$ 3	[4]
Expense Ratio, Percent	0.36%
Net Assets	$ 3,456,618
Holdings Count | Holding	276
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$3,456,618
Number of Investments	276
Portfolio Turnover Rate	5%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)

[1]	Based on operations for the period from July 31, 2024 to August 31, 2024. Expenses for the full year would be higher.
[2]	Based on operations for the period from July 31, 2024 to August 31, 2024. Expenses for the full year would be higher.
[3]	Based on operations for the period from July 31, 2024 to August 31, 2024. Expenses for the full year would be higher.
[4]	Based on operations for the period from July 31, 2024 to August 31, 2024. Expenses for the full year would be higher.